Goodwill and Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Goodwill and Intangible Assets

	As at June 30,	As at December 31,
(€‘000)	2021	2020
OnCyte IPRD	33 676	33 678
C-Cath development costs	507	540
Goodwill	883	883
Patents & Licenses	1 016	1 019
Other intangible assets	45	51

Total Goodwill and Intangible assets	36 127	36 171